Capital Structure, Financial Risk and Related Items - Changes in Share Capital (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital
Shares authorized	66,187,186
Nominal amount	kr 1
Number of shares
Number of shares, at beginning of period	66,074,535	65,961,573	65,718,456
Exercise of warrants	112,651	112,962	243,117
Number of shares, at end of period	66,187,186	66,074,535	65,961,573
Share capital
Share capital, at beginning of period	kr 66.1	kr 66.0	kr 65.7
Exercise of warrants	0.1	0.1	0.3
Share capital, at end of period	kr 66.2	kr 66.1	kr 66.0
Bottom of range [member]
Share capital
Exercise price warrants granted	kr 962.00	kr 815.50	kr 466.20
Top of range [member]
Share capital
Exercise price warrants granted	kr 1,615.00	kr 1,948.00	kr 1,615.00